Pioneer Investments
                                60 State Street
                                Boston, MA 02109



September 1, 2009



U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Pioneer Series Trust III (the "Trust")
     Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File Nos. 333-120144 and 811-21664)

Ladies and Gentlemen:

     Attached for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and Rule 8b-11 thereunder; (3) General Instructions B and C to Form N-1A; and (4) Rule 101(a) under Regulation S-T, is Post-Effective Amendment No. 5 (Amendment No. 6 under the 1940 Act) (the "Amendment") to the Trust's registration statement on Form N-1A, relating to Pioneer Cullen Value Fund (the "Fund"), a series of the Registrant. The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Trust; and, pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Amendment. The electronic copy of the Amendment contains conformed signatures.

     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on November 1, 2009.

     If you have any questions or comments on the Registration Statement, please contact one of the following individuals of Bingham McCutchen LLP, counsel to the Trust: Jeremy B. Kantrowitz, Esq. at 617-951-8458; or Toby R. Serkin at 617-951-8760.

Very truly yours,



/s/ Thomas Reyes
----------------
    Thomas Reyes


cc: Jeremy B. Kantrowitz, Esq.
    Christopher J. Kelley, Esq.
    Toby R. Serkin